Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of Stockholders' Equity [Abstract]
Dividends paid (in USD per share)	$ 0.925	$ 0.535